Provisions and Contingent Liabilities - Summary of Labor, Tax and Civil Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provisions [line items]
Provisions	$ 229.4	$ 212.7
Current portion	108.9	98.5
Non-current portion	120.5	114.2
Tax related provision on IRPJ [member]
Disclosure of provisions [line items]
Provisions	10.5	10.8
Tax related provision on PIS and COFINS [member]
Disclosure of provisions [line items]
Provisions	7.3	4.2
Tax related provision on Social security contributions [member]
Disclosure of provisions [line items]
Provisions	1.7	1.8
Tax related provision on Import taxes [member]
Disclosure of provisions [line items]
Provisions	0.6	0.6
Others tax related provisions [member]
Disclosure of provisions [line items]
Provisions	2.1	0.2
Tax related provision [member]
Disclosure of provisions [line items]
Provisions	22.2	17.6
Labor related provision on Plurimas [member]
Disclosure of provisions [line items]
Provisions	6.7	6.5
Labor related provision on reintegration [member]
Disclosure of provisions [line items]
Provisions	6.9	5.7
Overtime provision [member]
Disclosure of provisions [line items]
Provisions	3.9	6.2
Dangerousness related provision [member]
Disclosure of provisions [line items]
Provisions	2.0	1.3
Labor related provision on indemnity [member]
Disclosure of provisions [line items]
Provisions	3.8	4.9
Labor related provision on third parties [member]
Disclosure of provisions [line items]
Provisions	1.0	1.5
Other labor related provision [member]
Disclosure of provisions [line items]
Provisions	7.0	11.5
Labor related provision [member]
Disclosure of provisions [line items]
Provisions	31.3	37.6
Civil related provision on Indemnity claims [member]
Disclosure of provisions [line items]
Provisions	0.2	0.2
Civil related provision [member]
Disclosure of provisions [line items]
Provisions	0.2	0.2
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provisions	53.7	55.4
Current portion	18.7	16.7
Non-current portion	$ 35.0	$ 38.7